RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Operations (Details) - USD ($)
	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024		Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative	$ 2,078,805		$ 1,796,774	$ 1,940,448	$ 2,652,795		$ 4,593,243	$ 6,390,017	$ 8,807,651		$ 11,117,525
Interest expense	193,480		1,076,607	1,115,953	1,191,862		2,307,815	3,384,422	3,346,896		864,535
Loss on extinguishment of debt	3,386,416		1,303,969	10,293,834	0		10,293,834	11,597,803	20,504,307		0
Loss before provision for income taxes	(14,020,050)		(4,345,725)	(12,638,883)	(5,705,098)		(18,343,981)	(22,689,706)	(34,515,754)		(20,710,446)
Net Income (Loss)	$ (14,020,050)		$ (4,345,725)	$ (12,638,883)	$ (5,705,098)		$ (18,343,981)	$ (22,689,706)	$ (34,515,754)		$ (20,710,446)
Net loss per common share, basic	$ (0.2)	[1]	$ (1.11)	$ (7.57)	$ (6.18)	[1]	$ (14.15)	$ (10.41)	$ (5.91)	[2]	$ (0.63)	[2]
Net loss per common share, diluted	$ (0.2)	[1]	$ (1.11)	$ (7.57)	$ (6.18)	[1]	$ (14.15)	$ (10.41)	$ (5.91)	[2]	$ (0.63)	[2]
Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss on extinguishment of debt	$ 1,682,641
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative			$ 1,941,085	$ 2,111,018	$ 2,889,345		$ 5,000,363	$ 6,941,448			$ 11,223,449
Interest expense			929,046	941,614	950,867		1,892,481	2,821,527			754,549
Loss on extinguishment of debt			1,339,017	10,346,108			10,346,108	11,685,125
Loss before provision for income taxes			(4,377,522)	(12,687,388)	(5,700,653)		(18,388,041)	(22,765,563)			(20,706,384)
Net Income (Loss)			$ (4,377,522)	$ (12,687,388)	$ (5,700,653)		$ (18,388,041)	$ (22,765,563)			$ (20,706,384)
Net loss per common share, basic			$ (1.12)	$ (7.6)	$ (0.15)		$ (14.18)	$ (10.45)			$ (0.63)
Net loss per common share, diluted			$ (1.12)	$ (7.6)	$ (0.15)		$ (14.18)	$ (10.45)			$ (0.63)
Restatement Adjustment [Member] | Junior Note Deferred Financing Cost [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative			$ (144,311)	$ (170,570)	$ (236,550)		$ (407,120)	$ (551,431)			$ (105,924)
Interest expense			144,311	170,570	236,550		407,120	551,431			105,924
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense			3,250	3,769	4,445		8,214	11,464			4,062
Loss on extinguishment of debt			(35,048)	(52,274)			(52,274)	(87,322)
Loss before provision for income taxes			31,797	48,505	(4,445)		44,060	75,857			(4,062)
Net Income (Loss)			$ 31,797	$ 48,505	$ (4,445)		$ 44,060	$ 75,857			$ (4,062)
Net loss per common share, basic			$ 0.01	$ 0.03			$ 0.03	$ 0.03
Net loss per common share, diluted			$ 0.01	$ 0.03			$ 0.03	$ 0.03

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.